Investment in associates and joint ventures Nattarive (Detail) - Entity's total for joint ventures [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Cash and cash equivalents	€ 128	€ 86	€ 517
Depreciation and amortization	€ (50)	€ (34)	€ (8)